Financial Risk Management - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial investments at fair value through profit or loss
Basis points change in interest rates	100.00%
Increase (decrease) in profit or loss	€ 1,965,000	€ (2,027,000)
Fair value adjustment on derivative warrant liabilities		1,910,000
Capital commitments	0	€ 0
Percentage Of Increase Decrease In Warrant Price		1.00%
Warrants [member]
Financial investments at fair value through profit or loss
Adjustments for increase (decrease) in derivative financial liabilities	1,000	€ 22,000
Other price risk [member]
Financial investments at fair value through profit or loss
Financial investments at fair value through profit or loss	€ 70,000	€ 2,168,000